Document and Entity Information	12 Months Ended
Apr. 30, 2011
Document And Entity Information
Entity Registrant Name	Coastal Pacific Mining Corp.
Entity Central Index Key	0001410181
Document Type	20-F
Document Period End Date	Apr 30, 2011
Amendment Flag	false
Current Fiscal Year End Date	--04-30
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding	226,976,985
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2011

Balance Sheets (USD $)	Apr. 30, 2011	Apr. 30, 2010	Apr. 30, 2009
Current
Cash	$ 313,587		$ 2,415
Prepaid expense	49,320
Other receivables	10,516	2,108	1,287
Total Current Assets	373,423	2,108	3,702
TOTAL ASSETS	373,423	2,108	3,702
Current Liabilities
Account overdraft		7
Accounts payable	84,676	40,156	11,037
Accounts payable, related parties	25,278	170,612	50,000
Convertible notes, net of discount	929,025
Warrant derivative liability	128,253
Short term loan		12,705
Short term loan, related parties	123,626	46,249	47,095
Total current liabilities	1,290,858	269,729	108,132
Total Liabilities	1,290,858	269,729	108,132
STOCKHOLDERS EQUITY (DEFICIT)
Common stock An unlimited number of common shares with no par value. Issued and outstanding 226,976,985 shares as at April 30, 2011, 90,875,000 as at April 30, 2010 , and 89,500,000 as at April 30, 2009	1,561,873	224,400	177,400
Additional paid in capital	1,000,400
Accumulated deficit	(3,479,708)	(492,021)	(281,830)
Total Stockholders Equity (Deficit)	(917,435)	(267,621)	(104,430)
TOTAL LIABILITIES AND STOCKHOLDERS EQUITY (DEFICIT)	$ 373,423	$ 2,108	$ 3,702

Balance Sheets (Parenthetical) (USD $)	Apr. 30, 2011	Apr. 30, 2010	Apr. 30, 2009
Statement of Financial Position [Abstract]
Common stock, par value
Common stock, shares authorized
Common stock, shares issued	226,976,985	90,875,000	89,500,000

Statements of Operations (USD $)	12 Months Ended			49 Months Ended
	Apr. 30, 2011	Apr. 30, 2010	Apr. 30, 2009	Apr. 30, 2011
Income Statement [Abstract]
Revenues
Operating Expenses
Exploration expenses	204,203	47,000	1,906	268,619
Impairment on mineral property	933,330			933,330
Management fees	120,000	120,000	60,000	300,000
Professional fees	115,660	12,724	24,303	165,926
Administrative expenses	115,532	26,476	47,810	289,873
Total operating expenses	1,488,725	206,200	134,019	1,957,748
Income (Loss) from Operations	(1,488,725)	(206,200)	(134,019)	(1,957,748)
Interest expense	(2,611,467)	(4,068)	(6,413)	(2,634,561)
Loss on debt settlement	(367,357)			(367,357)
Change in derivative liability	1,505,257			1,505,257
Foreign currency transaction gain (loss)	(25,395)	77	7	(25,299)
Net Income (Loss)	$ (2,987,687)	$ (210,191)	$ (140,425)	$ (3,479,708)
Net Income (Loss) per Share	$ (0.014)	$ 0	$ 0
WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING	208,658,927	90,672,603	89,500,000

Statements of Cash Flows (USD $)	12 Months Ended			49 Months Ended
	Apr. 30, 2011	Apr. 30, 2010	Apr. 30, 2009	Apr. 30, 2011
Cash flow used in operating activities
Net loss for the period	$ (2,987,687)	$ (210,191)	$ (140,425)	$ (3,479,708)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock issued for mineral property claim cost		47,000		47,000
Non-cash interest expense, warrants	1,633,510			1,633,510
Impairment on mineral property	933,330			933,330
Accrued interest expenses	48,962	4,068		53,030
Loss on debt settlement	367,357			367,357
Discount on convertible notes	929,025			929,025
Change in derivative liability	(1,505,257)			(1,505,257)
Shares issuance for services fee	8,800			8,800
Changes in operating assets:
Prepaid expenses	(49,320)			(49,320)
Other receivable	(8,408)	(821)	(825)	(10,516)
Accounts Payable Related Party	25,278	120,612		195,890
Accounts Payable	43,978	29,119	55,528	84,134
Net cash used in operating activities	(560,432)	(10,213)	(85,722)	(792,725)
Cash flow provided (required) by investing activities
Purchase of mineral property	(250,000)			(250,000)
Net cash provided (required) by investing activities	(250,000)			(250,000)
Cash flow provided (required) by financing activities
Bank overdraft	(7)	7
Proceeds from related party loan	123,626		4,914	254,308
Repayments to related parties loan		(4,914)	(83,587)	(88,501)
Proceeds from convertible notes	950,020			950,020
Proceeds from short term loan		12,705		12,705
Stock issued for cash				177,400
Net cash provided (required) by financing activities	1,073,639	7,798	(78,673)	1,305,932
Foreign change on cash	50,380			50,380
Cash Increase (Decrease)	313,587	(2,415)	(164,395)	313,587
Cash, Beginning of period		2,415	166,810
Cash, End of period	313,587		2,415	313,587
Supplemental disclosure of cash flow information:
Interest			17,521	17,521
Income taxes
Supplemental disclosure of non-cash transactions:
Shares issuance for settlement of accounts payable, related parties	190,268			190,268
Shares issuance for settlement of accounts payable	27,908			27,908
Shares issuance for settlement of loan	12,704			12,704
Shares issuance for settlement of loan, related parties	47,106			47,106
Total	$ 277,986			$ 277,986

Shareholders Equity (USD $)	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Total
Beginning balance, amount at Mar. 26, 2007
Beginning balance, in shares at Mar. 26, 2007
Issuance of common stock at no par value, amount	12,400			12,400
Issuance of common stock at no par value, shares	12,400,000
Issuance of common stock at no par value in connection with stock split, shares	12,400,000
Issuance of common stock at no par value in connection with stock split, shares	37,200,000
Net loss			(42,609)	(42,609)
Ending balance, amount at Apr. 30, 2007	12,400		(42,609)	(30,209)
Ending balance, in shares at Apr. 30, 2007	62,000,000
Issuance of common stock at no par value, amount	165,000			165,000
Issuance of common stock at no par value, shares	5,500,000
Issuance of common stock at no par value in connection with stock split, shares	5,500,000
Issuance of common stock at no par value in connection with stock split, shares	16,500,000
Net loss			(98,796)	(98,796)
Ending balance, amount at Apr. 30, 2008	177,400		(141,405)	35,995
Ending balance, in shares at Apr. 30, 2008	89,500,000
Beginning balance, amount at Apr. 30, 2008
Net loss			(140,425)	(140,425)
Ending balance, amount at Apr. 30, 2009	177,400		(281,830)	(104,430)
Beginning balance, in shares at Apr. 30, 2009	89,500,000
Issuance of common stock at no par value, amount	47,000			47,000
Issuance of common stock at no par value, shares	1,375,000
Net loss			(210,191)	(210,191)
Ending balance, amount at Apr. 30, 2010	224,400		(492,021)	(267,621)
Ending balance, in shares at Apr. 30, 2010	90,875,000
Shares issued to mineral option agreement, amount	683,330			683,330
Shares issued to mineral option agreement, shares	2,000,000
Shares issued to debt settlement, amount	645,343			645,343
Shares issued to debt settlement, shares	133,901,985
Shares issued for services, amount	8,800			8,800
Shares issued for services, shares	200,000
Convertible discount		1,000,400		1,000,400
Net loss			(2,987,687)	(2,987,687)
Ending balance, amount at Apr. 30, 2011	$ 1,561,873			$ (917,435)
Ending balance, in shares at Apr. 30, 2011	226,976,985	1,000,400	(3,479,708)	(917,435)

Basis of presentation and continuance of operations	12 Months Ended
Apr. 30, 2011
Notes to Financial Statements
Basis of presentation and continuance of operations

1.	Basis of presentation and Continuance of Operations

The Company was incorporated in the Province of Alberta, Canada on March 27, 2007.  The Company is an Exploration Stage Company as defined by ASC Topic 915.  These financial statements have been prepared on a going concern basis.  We have incurred losses since inception resulting in an accumulated deficit of $3,479,708 and further losses are anticipated in the development of our business raising substantial doubt about our ability to continue as a going concern.  Our ability to continue as a going concern is dependent upon the ability of us being able to generate profitable operations in the future and/or to obtain the necessary financing to meet our obligations and repay our liabilities arising from normal business operations when they come due.  Management intends to address the going concern issue by funding future operations through the sale of equity capital and by director loans, if needed.

On March 26, 2009, the Company undertook a 2-for-1 common stock split in the form of a 100% stock dividend.  On March 30, 2009, the Company distributed 17.9 million common shares with no par value to stockholders of record on March 26, 2009. Subsequent to our fiscal year ending April 30, 2010, the Company undertook a 2.5-for-1 common stock split on July 7, 2010.  The effect of both of the stock splits has been recognized retroactively in the stockholders’ equity accounts as of April 30, 2007, and in all shares and per share data in the financial statements and the notes to the financial statements.

Summary of significant account policies	12 Months Ended
Apr. 30, 2011
Notes to Financial Statements
Summary of significant account policies

2.	Summary of Significant Accounting Policies

     a)           Basis of Presentation

Our financial statements have been prepared in accordance with accounting principles generally accepted in the United States and are expressed in Canadian Dollars, which is the Company’s functional currency.  The Company’s fiscal year-end is April 30.

    b)           Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

    c)           Mineral Property Costs

Mineral property acquisition costs are initially capitalized when incurred. These costs are then assessed for impairment when factors are present to indicate the carrying costs may not be recoverable. Mineral exploration costs are expensed when incurred.

    d)           The fair Value of Financial Instruments

The carrying value of cash and prepaid expenses approximate their fair value because of the short-term maturity of these instruments.  Our operations are in Canada and primary operations are carried out in the functional currency of Canada.

    e) Impairment of Long-lived Assets

The Company reviews and evaluates long-lived assets for impairment when events or changes in circumstances indicate that the related carrying amounts may not be recoverable. The assets are subject to impairment consideration under ASC 360-10-35-17 if events or circumstances indicate that their carrying amounts might not be recoverable. When the Company determines that an impairment analysis should be done, the analysis will be performed using rules of ASC 930-360-35, Asset Impairment, and 360-10-15-3 through 15-5, Impairment or Disposal of Long-Lived Assets.

    f)           Foreign Currency Translation

Our functional and reporting currency is the Canadian dollar.  Occasional transactions may occur in United States dollars and management has adopted ASC Topic 830 - “Foreign Currency Translation”.  Monetary assets denominated in foreign currencies are translated using the exchange rate prevailing at the balance sheet date.  Average monthly rates are used to translate revenues and expenses.  We have not, to the date of these financial statements, entered into derivative instruments to offset the impact of foreign currency fluctuations.

    g)           Income Taxes

Potential benefits of income tax losses are not recognized in the accounts until realization is more likely than not.  We have adopted ASC Topic 740 as of its inception.  Pursuant to ASC Topic 740, we are required to compute tax asset benefits for net operating losses carried forward.  Potential benefit of net operating losses have not been recognized in the financial statements because we cannot be assured it is more likely than not we will utilize the net operating losses carried forward in future years.

    h)           Basic and Diluted Net Income (Loss) Per Share

We compute net income (loss) per share in accordance with “Earnings per Share”.  ASC Topic 260 requires presentation of both basic and diluted earnings per share (EPS) on the face of the income statement.  Basic EPS is computed by dividing net income (loss) available to common stockholders (numerator) by the weighted average number of shares outstanding (denominator) during the period.  Diluted EPS gives effect to all dilutive potential common shares outstanding during the period using the treasury stock method and convertible preferred stock using the if-converted method.  In computing diluted EPS, the average stock price for the period is used in determining the number of shares assumed to be purchased from the exercise of stock options or warrants.  Diluted EPS excludes all dilutive potential shares if their effect is anti-dilutive.

    i)           Recently Issued Accounting Pronouncements

The Company does not expect that the adoption of any recent accounting pronouncements will have a material impact on its financial statements.

Income taxes	12 Months Ended
Apr. 30, 2011
Notes to Financial Statements
Income taxes	3. Income Taxes We have losses carried forward of approximately $3,479,700, which expire starting 2027.

Acquisition of mineral claim	12 Months Ended
Apr. 30, 2011
Notes to Financial Statements
Acquisition of mineral claim

4.           Acquisition of Mineral Claim

a.)	Hotstone Property:

On October 6, 2010, we entered into an Option Agreement (the “Agreement”) to earn a 50% undivided interest in a gold exploration property, known as the Hotstone property. The Hotstone property is comprised of a 5 claim unit totaling approximately 120 hectares within the Greenlaw Township, located 50 km southeast of Chapleau, Ontario, and 130 km west-southwest of Timmins, Ontario, Canada. Under the terms of the Agreement, the Company is required to:

1.	A total of $100,000 cash payments were made in November 2010 and March 2011;

2.	1,000,000 restricted shares of common stock were issued upon execution of the agreement;

3.	Within six (6) months from the execution of this Agreement, raise 1.5 million dollars, to be expended upon the property in the form of a work program to be agreed upon by the parties to this Agreement and to be conducted by the Operator.

In respect of the above Option Agreement the Company has recorded acquisition costs totaling $263,232.

b.)	Santa Rita mining concessions:

On October 30, 2010, the Company entered into an Option Agreement with Hans Peter Flueck to earn a 50% undivided interest in the Santa Rita mining concessions.   Under the terms of the agreement the Company is required to:

1.	Make cash payments of $500,000 over a two-year period

a.	Initial cash payment of $50,000 which was paid during November 2010;

b.	A further payment of $100,000 which was paid during December 2010;

c.	A further cash payment of $175,000 will be required on November 1, 2011;

d.	Final cash payment of $175,000 will be required on November 1, 2012.

2.	Issue a total of 5,000,000 shares of the Company’s common stock over a two-year period

a.	1,000,000 shares of common stock were issued upon execution of the agreement;

b.	A total of 2,000,000 shares of common stock will be required twelve (12) months from the Effective Date of this Agreement

c.	A total of 2,000,000 shares of common stock will be required in twenty-four (24) months from the Effective Date of this Agreement.

The Company is further required to incur Expenditures in an aggregate amount of $3,000,000 as follows, at least $1,500,000 before November 1, 2011 and at least an additional $1,500,000 before November 1, 2012. Upon the required cash and stock payments and the completion of the first year exploration program in the amount of $1,500,000, the Company will earn an irrevocable twenty-five percent (25%) interest in and to the Property.

As of April 30, 2011, a total of $204,203 has been expended on exploration and claim maintenance activities and the Company has recorded acquisition costs totaling $670,098.

As at April 30, 2011 the Company has tested its cumulative acquisition costs in the amount of $933,330 for indications of impairment.  Our tests included evaluation of the following factors:

(1) Does the Company currently have cash flow and/or does the Company expect cash flow in the immediate future;

(2) Are there existing reserves which have been valued by a third party valuation and on which value we can conduct a future discounted cash flow analysis;

(3) Have we previously monetized any mineral assets;

(4) Do we presently have resources on hand to allow us to conduct our business plan as stated.

Upon completion of our evaluation Management has determined the assets evaluated fail the impairment test.  With no existing or immediately anticipated cash flows, no prior history of successful mineral operations from which to support current asset value and insufficient resources to undertake our presently proposed operations, we have determined to fully impair the asset acquisition costs in the amount of $933,330.

Convertible notes and warrant liabilities	12 Months Ended
Apr. 30, 2011
Notes to Financial Statements
Convertible notes and warrant liabilities

5.           Convertible notes and warrant liabilities

On November 4, 2010, Coastal Pacific Mining Corp. (“Coastal” or the “Company”) entered into Stock Purchase Agreements (the “Purchase Agreements”) with four independent investors (the “Investors”) who collectively purchased USD$1,000,000 in convertible notes issued by the Company pursuant to an offering conducted by the Company (the “Offering”).  The Purchase Agreements provided for the purchase by the Investors of a total of 2,857,143 shares of the Company’s Common Stock at a price of USD$0.35 per share, or for an aggregate purchase price of USD$1,000,000 (the “Shares”).  In addition to the Shares, the Company also agreed to issue Warrants to purchase 4,285,714 shares of the Company’s Common Stock at an exercise price of USD$0.40 per share for 1,428,571 Class A Warrants and at an exercise price of USD$0.50 per share for the remaining 2,857,143 Class B Warrants.  Each of the Warrants has a five year term.   The Warrants cannot be exercised within six (6) months of closing and thereafter a total of 25% combining Class A and Class B warrants can be exercised for the following six months, at the end of twelve (12) months from closing all Class A and Class B warrants become exercisable.

The Company accounted for the conversion options embedded in the Purchase Agreements in accordance with “Accounting for Derivative Instruments and Hedging Activities”, FASB ASC 815-10, and “Accounting for Derivative Financial Instruments Indexed to, and Potentially Settled in, a Company’s Own Stock”, FASB ASC 815-40. FASB ASC 815-10 generally requires companies to bifurcate conversion options embedded in convertible notes from their host instruments and to account for them as free standing derivative financial instruments in accordance with FASB ASC 815-40. FASB ASC 815-40 states that if the conversion option requires net cash settlement in the event of circumstances that are not solely within the Company’s control, then the notes should be classified as a liability measured at fair value on the balance sheet. The Company recorded an initial discount of $1,000,040 (USD$1,000,000), equal to the face value of the convertible notes, which is being amortized over the life of the notes through their maturity dates. During the fiscal year ended April 30, 2011, $ 929,025 (USD$977,901) was amortized and recorded as interest expense.

The Company recorded the liability for the warrants at a fair value of $1,633,510 on November 4, 2010, based upon a Black-Scholes calculation. The warrant liability was marked-to-market and an amount of $1,633,510 was debited to expense in a manner similar to the conversion feature at each reporting date until all the criteria for permanent equity were met. At April 30, 2011, the revised fair-market valuation of the warrant liability was calculated at $128,253, resulting in a credit on the Statements of Operations for the fiscal year ended April 30, 2011 of $1,505,257.

The warrant liability was valued at April 30, 2011 and November 4, 2010 using the Black-Scholes valuation model with the following assumptions:

	Inception		April 30, 2011
Warrants to purchase common stock:	CLASS A Warrant Derivate	CLASS B Warrant Derivate	CLASS A Warrant Derivate	CLASS B Warrant Derivate
Strike price	$0.40	$0.50	$0.40	$0.50
Volatility	596.03%	596.03%	480.18%	480.18%
Term (years)	5	5	5	5
Risk-free rate	1.04%	1.04%	$1..04	1.04%
Dividends	-	-	-	-

During the fiscal year ended April 30, 2011, the Company accrued interest in the amount of $48,449. The Company did not make any cash payments to the principal and accrued interest, leaving $929,025 (USD$977,901) on the balance sheets – convertible notes, net of discount and $48,449 on the balance sheets – accounts payable.

Stockholders' equity	12 Months Ended
Apr. 30, 2011
Notes to Financial Statements
Stockholders' equity

6.           Stockholders’ Equity

We are authorized to issue an unlimited number of shares of common stock with no par value and an unlimited number of preferred shares with no par value.   We have not issued any preferred shares to date.  We declared a 2-for-1 stock split effected in the form of a 100% stock dividend issued in March, 2009. The Company declared a 2.5-for-1 stock split effected in the form of a 100% stock dividend issued in July 2010.

During the fiscal year ended April 30, 2011, the Company issued a total of 2,000,000 common shares related to certain mineral properties optioned by the Company. (Ref – Note 4).

During the fiscal year ended April 30, 2011, the Company issued a total of 133,901,985 common shares related to certain debt settlement agreements with various creditors at a deemed price of USD$0.005 per common share. Due to the market value on the settlement date being higher than the deemed price, the Company recorded $367,357 of loss on debt extinguishment.

During the fiscal year ended April 30, 2011, the Company issued a total of 200,000 common shares to a consulting company.

As at the fiscal year ended April 30, 2011, we had a total of 226,976,985 shares of common stock issued and outstanding.

Related party transactions	12 Months Ended
Apr. 30, 2011
Notes to Financial Statements
Related party transactions

7.           Related Party Transactions

    a)           Acquisition of Mineral Claim

On October 6, 2010, we entered into an Option Agreement (the “Agreement”), amended on March 29, 2011, to earn a 50% undivided interest in a gold exploration property, known as the Hotstone property. The Hotstone property is comprised of a 5 claim unit totaling approximately 120 hectares within the Greenlaw Township, located 50 km southeast of Chapleau, Ontario, and 130 km west-southwest of Timmins, Ontario, Canada. Mr. David L. Gibson, a director and officer of the Company was the optionor of the Hotstone property. Under the terms of the Agreement, Mr. Gibson received $100,000 in cash and 1,000,000 restricted shares of common stock. (refer Note – 4)

    b)           Loan agreement

On March 27, 2007, we entered into a loan agreement with 961266 Alberta Inc. (the “Lender”), a stockholder of the Company, for $125,000.  The term of the loan was for 24 months, with interest to accrue over the term of the loan at a rate of 10% per annum, payable in full on March 27, 2009.  Subsequent to April 30, 2007, the Company received instructions from the Lender to convert a total of $12,400 in loan proceeds to share subscriptions for a total of 12,400,000 shares of the Company’s common stock at $0.001 per share.  The Company repaid an amount of $90,000 to reduce the principal amount and the accrued interest in fiscal year 2009.  The Company did not make any cash payments in fiscal year ended April 30, 2010, leaving the amount of $46,249 including unpaid accrued interest of $5,572 on the balance sheet – short term loan – related parties. On June 16, 2010, the Lender assigned its debt to the third parties. We paid the amount of $46,762 including unpaid accrued interest of $6,085 in full through debt settlement agreements with the third parties by issuing 9,054,774 shares of common stock.

As at April 30, 2009, we had an outstanding loan in the amount of $4,914 from Ox Financial Corp., a company controlled by one of our stockholders, which amount was unsecured and non-interest bearing with no specific terms of repayment.  The proceeds from this loan were used for our working capital.  During the fiscal year ended April 30, 2010, the Company repaid an amount of $4,570, leaving the amount of $344. The stockholder was appointed to our Board of Directors on June 16, 2010 and is a director and officer as of the filing date of this annual report.  On June 16, 2010, we paid the $344  short term loan and  $190,000 in accounts payable by way of a debt settlement agreement  whereby the Company issued a total of 36,882,784 shares of common stock.

    c)           Short term loan

On October 27, 2010, the Company received a loan from Valerie Martinez (“Martinez”), a shareholder of the Company, of US$60,000 for working capital and on November 2, 2010 the Company received an additional US$50,000 from Martinez, as a further working capital loan.  The loans were short term loans bearing no interest and to be repaid upon the Company closing a convertible loan offering of US$2,000,000.  During the fiscal year ended April 30, 2011, the Company did not make any cash payments, leaving $123,626 (USD$110,000) on the balance sheets – Short term loan- related parties.

    d)           Management service agreement

On November 1, 2008, we entered into a two year management service agreement payable at $10,000 monthly with Ox Financial Corp., a company controlled by a director and officer of the Company. During the fiscal year ended April 30, 2011, we incurred $120,000 (2010 - $120,000), (2009 -  $60,000) in management fees under this agreement and $27,473 for expenses.  The Company made cash payments of $117,112 and settled a total of $190,000 by way of a debt settlement described under (b) above.  As at April 30, 2011 an amount of  $10,361 was owing and is reflected on the balance sheets as accounts payable – related parties.

    e)           Consulting services

Mr. David L. Gibson, a director and officer of the Company invoiced and was paid a total of $16,065 for consulting services provided during the fiscal year ended April 30, 2011 in respect of evaluation of the Santa Rita mining concession.   The Company also reimbursed Mr. Gibson a total of $5,414 in respect of travel and incidental expenses incurred as a result of the evaluation.

Dynamic Exploration Ltd. (“Dynamic”), a company controlled by Richard Thomas Walker, a director and the Company’s chief Geologist, invoiced the Company $33,735 for consulting services provided during the fiscal year ended April 30, 2011.  Dynamic also invoiced the Company a total of $4,736 for reimbursement of travel and incidental expenses incurred as a result of the services provided.   At April 30, 2011 a total of $14,917 remained due and payable to Dynamic.

Subsequent events	12 Months Ended
Apr. 30, 2011
Notes to Financial Statements
Subsequent events

8.   Subsequent events

On October 30, 2010, effective November 1, 2010, the Company entered into an Option Agreement with Hans Peter Flueck to earn a 50% undivided interest in the Santa Rita mining concessions.   On May 16, 2011, the Company and Hans Peter Flueck executed an amended option agreement requiring:

Cash  and stock payments of $500,000 as follows:

-          Initial cash payments of $150,000 and 1,000,000 shares of common stock which were prior paid;

-          $175,000 on October 30, 2011

-          $175,000 on October 30, 2012 Issue a total of  and a total of 5,000,000 Payment Shares over a two-year period

-          2,000,000 shares of common stock on November 1, 2011

-          2,000,000 shares of common stock on November 1, 2012

The amended agreement extended the dates for required expenditures as follows:

An aggregate amount of $1,500,000 on or before September 30, 2012 and a further $1,500,000 on or before April 30, 2013.

Further, under the terms of the agreement Flueck agreed to dilute to a 24% interest as required to raise the required exploration expenditures.

Subsequent to the period covered by this report the holders of the $1,000,000 in convertible notes assigned their notes to Plata Litoral Inc. and advised the Company of an event of default under the notes.  The Company and Plata Litoral Inc. reached a settlement agreement whereby the Company assigned 90% of its interest in the Santa Rita mining concessions to Plata Litoral Inc. in exchange for which Plata Litoral Inc. agreed to assume all contractual obligations of the mining option agreement, pay $50,000 to Coastal or at the direction of Coastal, forgive the $1,000,000 owing and all accrued interest thereon and issue to Coastal a total of 75,659,000 shares of the common stock of Plata Litoral Inc., which Coastal may dividend to its stockholders at the discretion of Coastal.  The settlement and assignment was ratified by the Board of Directors on October 22, 2011.

Subsequent to the period covered by this report, on October 6, 2011, the Company and the other interest holders on the Santa Rita mining concessions entered into a mining acquisition and production agreement with Royal Sovereign Internationale (“Royal”) whereby Royal has agreed to expend a total of $5,000,000 to earn a fifty percent (50%) interest in and to the Santa Rita mining concessions.  The agreements are currently being redrafted to comply with Peruvian law.

The Company has evaluated subsequent events from the balance sheet date through the date that the financial statements were issued and determined that there are no additional events to disclose.